Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 SLord@StateStreet.com

May 10, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares International Dividend Growth ETF, each dated May 10, 2016, do not differ from those contained in Post-Effective Amendment No. 1,630 to the Trust’s Registration Statement on Form N-1A, filed electronically on May 10, 2016.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Lord
Sarah R. Lord
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.